Trade Accounts Receivable, Net - Summary of Allowance for Expected Credit Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [abstract]
Allowances for expected credit losses at beginning of period	$ 119	$ 109	$ 106
Adoption effects of IFRS 9 charged to retained earnings		29
Charged to selling expenses	12	8	13
Additions through business combinations			7
Deductions	(16)	(20)	(23)
Foreign currency translation effects	1	(7)	6
Allowances for expected credit losses at end of period	$ 116	$ 119	$ 109